CONVERTIBLE DEBT (Details 3) - Common Stock Purchase [Member] - Warrant [Member]	Dec. 31, 2019
Dividend Yield [Member]
Debt instrument measurement input	0.0
Risk-Free Rate [Member] | Minimum [Member]
Debt instrument measurement input	1.68
Risk-Free Rate [Member] | Maximum [Member]
Debt instrument measurement input	1.69
Expected Volatility [Member] | Minimum [Member]
Debt instrument measurement input	445.01
Expected Volatility [Member] | Maximum [Member]
Debt instrument measurement input	453.08
Expected Life (Years) [Member]
Debt instrument maturity terms	5 years